Submission	Sep. 12, 2025
Submission [Line Items]
Central Index Key	0001053507
Registrant Name	AMERICAN TOWER CORP /MA/
Registration File Number	333-287714
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A